Associates and Joint Ventures - Summary of Aggregated Financial Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial information of associates and joint ventures [line items]
Share of turnover	£ 30,821	£ 30,186	£ 27,889
Share of after tax (losses)/profits	4,046	2,169	1,062
Share of other comprehensive income	254	713	962
Share of total comprehensive (expense)/income	4,300	2,882	2,024
Other associates [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of turnover	242	252	133
Share of after tax (losses)/profits	(2)	(5)	(1)
Share of other comprehensive income	0
Share of total comprehensive (expense)/income	£ (2)	£ (5)	£ (1)